Cash and Cash Equivalents - Additional Information (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [line items]
Bank overdrafts deducted from cash and cash equivalents	₽ 2,644	₽ 642
Dividends paid	295	1,531	₽ 1,394
Sale and purchase of non-controlling interest in subsidiaries	169	0	0
Fines and penalties on overdue leases	0	39	10
Interest accrued	23,369	33,159	36,660
Effect of restructuring of loans	3,204	25	33,514
New lease agreements	573	11,234	1,675
Repurchase of common shares	844	0	₽ 0
Credit risk [member]
Statement [line items]
Short-term deposits	₽ 320	1,074
Adoption of IFRS 16 [Member]
Statement [line items]
New lease agreements		₽ 3,259